ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company

PROSPECTUS SUPPLEMENT

Dated December 5, 2005

to the Prospectuses

Dated November 14, 2005,

as Previously Supplemented

for

Deferred Combination Variable and Fixed Annuity Contracts

issued by

ING USA Annuity and Life Insurance Company

(“GoldenSelect Access” “GoldenSelect ESII” GoldenSelect Generations”

“GoldenSelect Landmark” “GoldenSelect Premium Plus”

“Wells Fargo ING Landmark” and “Wells Fargo ING Opportunities”)

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced prospectuses, each dated November 14, 2005, as supplemented. Please read this supplement carefully and keep it with your prospectus for future reference.

ING Alliance Mid Cap Growth Portfolio

Effective December 5, 2005, the name of the, “ING Alliance Mid Cap Growth Portfolio” is changed to “ING AllianceBernstein Mid Cap Growth Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name.

ING Capital Guardian Managed Global Portfolio

Effective December 5, 2005, the following changes are made to the disclosure concerning the ING Capital Guardian Managed Global Portfolio:

1.	The name of the “ING Capital Guardian Managed Global Portfolio” is changed to “ING Templeton Global Growth Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name;
2.	The investment subadviser of this portfolio, Capital Guardian Trust Company, is changed to Templeton Global Advisors Limited in Appendix B, “The Investment Portfolios” and

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3.	The description under the “Investment Objective” column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

Investment Objective

Seeks capital appreciation. Current income is only an incidental consideration. Invests primarily in common stocks traded in securities markets throughout the world. May invest up to 100% of its total assets in securities traded in securities markets outside the United States. Generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

ING Salomon Brothers Investors Portfolio

Effective December 1, 2005, the following changes are made to the disclosure concerning the ING Salomon Brothers Investors Portfolio:

1.	The name of the “ING Salomon Brothers Investors Portfolio” is changed to “ING Lord Abbett Affiliated Portfolio” wherever it appears in the prospectus to reflect a change in the portfolio name;
2.	The investment subadviser of this portfolio, Salomon Brothers Asset Management, Inc, is changed to Lord Abbett & Co., LLC in Appendix B, “The Investment Portfolios” and
3.	The description under the “Investment Objective” column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

Investment Objective

Seeks long-term growth of capital. Secondarily seeks current income. Invests primarily in equity securities of U.S. companies. May also invest in other securities. To a lesser degree, invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

ING AIM Mid Cap Growth Portfolio

Effective December 5, 2005, the ING AIM Mid Cap Growth Portfolio (Class S) will merge with and into the ING FMR Diversified Mid Cap Portfolio (Class S). In conjunction with the merger, your Contract Value currently in the ING AIM Mid Cap Growth Portfolio will be reallocated to the ING FMR Diversified Mid Cap Portfolio, and the ING AIM Mid Cap Growth Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING AIM Mid Cap Growth Portfolio (Class S) will be automatically allocated to the ING FMR Diversified Mid Cap Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066. See also the “Transfers Among Your Investments” section of your prospectus for further information about making fund allocation changes.

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ING VP MagnaCap Portfolio

Effective December 5, 2005, the ING VP MagnaCap Portfolio (Class S) will merge with and into the ING VP Value Opportunity Portfolio (Class S). In conjunction with the merger, your Contract Value currently in the ING VP MagnaCap Portfolio will be reallocated to the ING VP Value Opportunity Portfolio. The ING VP MagnaCap Portfolio and the ING Value Opportunity Portfolio are not available for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP MagnaCap Portfolio (Class S) will be automatically allocated to the ING VP Value Opportunity Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066. See also the “Transfers Among Your Investments” section of your prospectus for further information about making fund allocation changes.

Additional Investment Options

Effective December 5, 2005, the following investment portfolios are added to the list of investment portfolios available under your contract:

ING Davis Venture Value Portfolio

ING MarketPro Portfolio

ING VP Index Plus International Equity Portfolio

ING Wells Fargo Small Cap Disciplined Portfolio

The second paragraph under the section of the prospectus entitled, “The Trusts and Funds” is hereby deleted and replaced with the following:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

The last paragraph on Page B-1 of Appendix B, “The Investment Portfolios” is hereby deleted and replaced with the following:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

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Appendix B, “The Investment Portfolios” is amended to add the following investment options:

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC

Seeks capital appreciation. Income is a secondary consideration. Seeks to obtain its investment objective by investing in a combination of underlying funds according to fixed percentages that reflect an allocation of approximately 70% in equity securities and 30% in fixed income securities.

ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to out perform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Fargo Funds Management, LLC

Seeks long-term capital appreciation. Normally invests at least 80% of its assets in the securities of small-capitalization companies. The Portfolio Manager defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500 Index at the time of purchase.

ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life and Annuity Company Investment Subadviser: Davis Selected Advisers L.P.

Seeks long-term growth of capital. Under normal circumstances, invests majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May invest a limited portion of its assets in companies of any size in foreign securities and may invest in non-equity securities.

The MarketPro Portfolio may invest in one or more of the following underlying portfolios:

ING FMR Diversified MidCap Portfolio

ING JPMorgan Fleming International Portfolio

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING Mercury Large Cap Value Portfolio

ING Salomon Brothers Aggressive Growth Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING Van Kampen Equity and Income Portfolio

ING VP Intermediate Bond Portfolio

The prospectus for the ING MarketPro Portfolio contains additional information about the underlying portfolios included in the ING MarketPro Portfolio.

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Fund Expense Table

The Fund Expense Table is amended to reflect an expense reduction for the ING Pioneer Fund Portfolio and the ING Pioneer Mid Cap Value Portfolio as follows:

Fund Name	InvestmentAdvisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Fund Annual Expenses Without Waivers or Reductions	Total Waivers or Reductions	Net Fund Annual Expenses After Waiversor Reductions

ING INVESTORS TRUST
ING Pioneer Fund Portfolio (Class S) (23)	0.75%	0.25%	0.01%	1.01%	0.05%	0.96%
ING Pioneer Mid Cap Value Portfolio (Class S) (23)	0.64%	0.25%	0.01%	0.90%	0.10%	0.90%

(23)

Directed Services, Inc. (“DSI”), the Adviser, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, and ING Pioneer Mid Cap Value Portfolio under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios’ expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading “Waivers, Reimbursements, and Recoupments.” For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2006. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

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The Fund Expense Table is also amended to reflect the following portfolio additions and portfolio name changes:

Fund Name	InvestmentAdvisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Fund Annual Expenses Without Waivers or Reductions	Total Waivers or Reductions	Net Fund Annual Expenses After Waivers or Reductions

ING INVESTORS TRUST
ING Lord Abbett Affiliated Portfolio (Class S) (3)	0.74%	0.25%	0.01%	1.00%	0.00%	1.00%
ING MarketPro Portfolio (Class S) (26) (27)	0.70%	0.25%	0.10%	1.05%	0.00%	1.05%
ING Templeton Global Growth Portfolio (Class S) (6)	0.97%	0.25%	0.01%	1.23%	0.00%	1.23%
ING VP Index Plus International Equity Portfolio (Class S)	0.45%	0.25%	0.22%	0.92%	0.12%	0.80%
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)	0.77%	0.25%	0.21%	1.23%	0.11%	1.12%
ING PARTNERS, INC.
ING Davis Venture Value Portfolio (Service Class)	0.80%	0.25%	0.10%	1.15%	0.00%	1.15%

The footnote section of the Fund Expense Table is amended to add the following footnotes:

(26)

In addition to the expenses of each Portfolio, each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because the Fund uses a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. The fees reflected in the Fund Expense Table, above, are the aggregate annual net expense ratios (as an annual percentage of average daily net assets) for each Portfolio and its Underlying Funds as of December 31, 2004.

(27)

ING Investments, the investment advisor to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio’s expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading, “Total Waivers or Reductions.” The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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